                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 16th Floor
                               New York, New York 10281-1008

Randy Legg
Vice President &
   Assistant Counsel

January 30, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

      Re:   Oppenheimer Municipal Fund (the "Registrant")
            Reg. No. 33-08054; File No. 811-4803
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent  that,  with respect to the  Prospectus  and Statement of  Additional  Information
dated  January 27, 2006, of the  Registrant,  on behalf of its series,  Oppenheimer  Limited
Term Municipal  Fund, no changes were made to the Prospectus and the Statement of Additional
Information  contained in Post-Effective  Amendment No. 29 to the Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities  and Exchange
Commission on January 25, 2006.

                                    Sincerely,

                                    /s/ Randy Legg
                                    ---------------------------------------
                                    Randy Legg
                                    303.768.1026
                                    rlegg@oppenheimerfunds.com

cc:  Douglas E. McCormack, Mayer, Brown, Rowe & Maw LLP
     Nicholas A. Austin, KPMG LLP
     Gloria LaFond
     Nancy S. Vann